General information (Tables)	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
Schedule of private equity funds and other investment products	Since 1994 the Group has expanded from its initial flagship private equity funds to other investment products, such as:

Investment product	Description

Infrastructure development funds	private equity approach applied to infrastructure assets;
Co-investment funds	focused on companies from its flagship funds;
Constructivist equity funds	private equity approach to listed companies;
Credit funds	business combination in 2021 with Moneda Asset Management SpA (“MAM I”) and Moneda II SpA (“MAM II”) (collectively “Moneda”);
Real estate funds
increased in 2022 with the controlling acquisition of VBI Real Estate Gestão de Carteiras S.A.(“VBI”) and controlling acquisition of Patria Asset Management S.A (“PAM”) in partnership with Bancolombia to expand real estate capabilities into Colombia – note 29;

Venture capital and growth funds	through business combination in 2022 with Igah Partners LLC (“Igah Ventures”) and PEVC I General Partner IV, Ltd. (“Igah IV”) and Igah Carry Holding Ltd (collectively “Igah”). In addition, during 2023 (note 29) Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”) and Hanuman GP Cayman, LLC (collectively “Kamaroopin”).